Income and Expenses - Sales and Marketing Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 59.5	€ 50.4	€ 14.5
Purchased services
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	24.0	26.5	10.9
IT costs
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	11.2	5.0	0.2
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	7.8	4.3	1.6
Other
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 16.5	€ 14.6	€ 1.8